Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Tables)	6 Months Ended
Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of operations and comprehensive income (loss)
	For the Six Months Ended January 31, 2021
	As Previously reported	Adjustments	As Revised

Net Loss from Discontinued Operations	$(5,818,787)	$(807,111)	$(6,625,898)
Net loss	$(7,175,067)	$(807,111)	$(7,982,178)
Net loss attributable to ATIF Holdings Limited	$(6,828,287)	$(807,111)	$(7,635,398)
Comprehensive loss	$(7,194,438)	$(807,111)	$(8,001,549)
Comprehensive loss attributable to ATIF Holdings Limited	$(6,713,345)	$(807,111)	$(7,520,456)
Loss Per share – basic and diluted*	$(0.70)	$(0.08)	$(0.78)
Loss Per share from discontinued operations – basic and diluted*	$(0.60)	$(0.08)	$(0.68)

Schedule of changes in equity
	For the Six Months Ended January 31, 2021
	As Previously reported	Adjustments	As Revised

Accumulated deficit	$(20,319,946)	$(807,111)	$(21,127,057)

Schedule of cash flows
	For the Six Months Ended January 31, 2021
	As Previously reported	Adjustments	As Revised

Net loss	$(7,175,067)	$(807,111)	$(7,982,178)
Less: net loss from discontinued operations	$5,818,787	$807,111	$6,625,898